Goodwill and Intangible Assets - Expected amortization expenses (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets
2019 (excluding the three months ended March 31, 2019)	$ 761,702
2020	3,046,811	$ 520,921
2021	2,991,255	357,873
2022	2,870,339	246,762
2023	2,860,534	546,882
2024 and thereafter	8,252,069	1,310,700
Total amortization to be recognized	$ 20,782,710	$ 2,983,138	$ 14,584